Trade and other receivables (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables [abstract]
Beginning of the year		$ 312	$ 173
Additions	[1]	315	234
Recoveries		(28)	(11)
Cumulative translation adjustment		622	182
Deconsolidation		(142)
Used during the year		(274)	(266)
End of the year		$ 805	$ 312

[1]	The creation and release of the provision for impaired receivables have been included in Selling expenses in the Statements of Income (Note 23).